Exhibit 99.1

Name of Issuing Entity	Check if Registered	Name of Originator	Total Assets in ABS by Originator [2]			Assets that Were Subject of Demand 1 2			Assets that Were Repurchased or Replaced			Assets Pending Repurchase or Replacement (within cure period) 1 2			Demand in Dispute			Demand Withdrawn			Demand Rejected
Asset Class: RMBS
			#	$	% of Principal Balance	#	$	% of Principal Balance	#	$	% of Principal Balance	#	$	% of Principal Balance	#	$	% of Principal Balance	#	$	% of Principal Balance	#	$	% of Principal Balance
Normandy Mortgage Loan Trust, Series 2013-14

CIK # Not Applicable

		HUD	788	$99,618,515.61	100.00%	609	$76,675,879.95	76.97%	0	$0.00	0.00%	609	$76,675,879.95	76.97%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%
Total			788	$99,618,515.61	100.00%	609	$76,675,879.95	76.97%	0	$0.00	0.00%	609	$76,675,879.95	76.97%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%

¹	As disclosed herein 609 assets were Subject of Demand and were Pending Repurchase or Replacement during the 3-month period ending 9/30/2014.
²	The principal balances and percentages presented in the columns “Total Assets in ABS by Originator” through “Demand Rejected” of this table are based on acquisition date balances of the assets.